Basis of preparation (Tables)	3 Months Ended
Mar. 31, 2023
List Of Accounting Policies [Abstract]
Summary of Principal Subsidiaries and their Geographic Location
The Company’s principal subsidiaries and their geographic location as at March 31, 2023 are set forth in the table below:

Company	Location	Ownership interest
Li-Cycle Corp.	Ontario, Canada	100%
Li-Cycle Americas Corp.	Ontario, Canada	100%
Li-Cycle U.S. Inc.	Delaware, U.S.	100%
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Europe AG	Switzerland	100%
Li-Cycle APAC PTE. LTD.	Singapore	100%
Li-Cycle France SARL	France	100%
Li-Cycle Germany GmbH	Germany	100%
Li-Cycle Norway AS	Norway	67%